Marketing, Licensing and Distribution Agreements - Vivus (Details)			9 Months Ended		12 Months Ended
	Jan. 18, 2022 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)
Marketing, Licensing and Distribution Agreements
Principal amount of notes payable			$ 10,201,758		$ 10,201,758
Noncash decrease in accrued expenses related to Vivus settlement						$ (6,520,283)
Noncash decrease in accrued inventory purchases related to Vivus Settlement						(14,203,905)
Noncash decrease in API purchase commitment				$ 694,314		5,918,084
Gain on settlement with Vivus						3,389,941
API purchase commitment asset			1,417,348		704,729	663,984
License Agreement | Royalty on the first $500 million of net sales
Marketing, Licensing and Distribution Agreements
Threshold net sales			500,000,000		500,000,000
License Agreement | Milestone payment to be paid once $250 million in sales has been reached
Marketing, Licensing and Distribution Agreements
Threshold net sales			250,000,000		250,000,000
Milestone payment			6,000,000		6,000,000
License Agreement | Milestone payment to be paid after $250 million in sales has been reached
Marketing, Licensing and Distribution Agreements
Threshold net sales			250,000,000		250,000,000
Milestone payment			$ 3,200,000		$ 3,200,000
License Agreement | Vivus, Inc
Marketing, Licensing and Distribution Agreements
One-time fee to purchase and receive the license for the commercialization and exploitation of Stendra		$ 70,000,000
License Agreement | Vivus, Inc | Royalty during the first, second, and third years following the expiration of the Royalty Period
Marketing, Licensing and Distribution Agreements
Royalty percentage			2.00%		2.00%
License Agreement | Vivus, Inc | Royalty following the fourth and fifth years following the end of the Royalty Period
Marketing, Licensing and Distribution Agreements
Royalty percentage			1.00%		1.00%
License Agreement | MTPC
Marketing, Licensing and Distribution Agreements
Royalty incurred					$ 114,319	136,732
Royalty receivable					$ 56,503	106,115
License Agreement | MTPC | Accrued liabilities
Marketing, Licensing and Distribution Agreements
Royalty payable			$ 42,903
License Agreement | MTPC | Royalty on the first $500 million of net sales
Marketing, Licensing and Distribution Agreements
Royalty percentage			5.00%		5.00%
License Agreement | MTPC | Royalty on net sales after $500 million
Marketing, Licensing and Distribution Agreements
Royalty percentage			6.00%		6.00%
Settlement Agreement | Vivus, Inc
Marketing, Licensing and Distribution Agreements
Inventory amount retained - API	$ 7,300,000
Prepayment amount	900,000
Principal amount of notes payable					$ 10,201,758		$ 10,201,758
Payment made for purchase order	$ 1,542,904
Percentage of stendra tablets released	100
Noncash decrease in accrued expenses related to Vivus settlement	$ 6,500,000
Noncash decrease in accrued inventory purchases related to Vivus Settlement	14,200,000
Noncash decrease in API purchase commitment	6,200,000
Gain on settlement with Vivus	3,400,000					3,400,000
Accrued inventory purchases					0	0
Raw materials inventory					1,200,000
Settlement Agreement | Vivus, Inc | Other Current Assets
Marketing, Licensing and Distribution Agreements
API purchase commitment asset			$ 1,400,000		700,000	700,000
Settlement Agreement | Vivus, Inc | Other Noncurrent Assets
Marketing, Licensing and Distribution Agreements
Accrued inventory purchases, other assets			$ 3,000,000		$ 4,200,000	$ 5,100,000
Settlement Agreement | Vivus, Inc | Promissory Note
Marketing, Licensing and Distribution Agreements
Prepayment amount	900,000
Principal amount of notes payable	$ 10,201,758